Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Strategic Trust
Entity Central Index Key	0001454889
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Schwab Ariel ESG ETF
Shareholder Report [Line Items]
Fund Name	Schwab Ariel ESG ETF
Class Name	Schwab Ariel ESG ETF
Trading Symbol	SAEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Ariel ESG ETF	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the fund’s NAV return was 0.19% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 8.25%. The Russell 2500™ Index, which returned -3.11%, is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Top contributors to total return:
■

Financials sector securities, including Fiserv, Inc.
■

Information technology sector securities
Top detractors from total return:
■

Health care sector securities, including Charles River Laboratories International, Inc.
■

Industrials sector securities
From an individual security perspective:
■

Fiserv, Inc. was the largest contributor to total return
■

Leslie’s, Inc. was the largest detractor from total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (November 16, 2021 - March 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (11/16/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2500™ Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad
measure of market performance.The Russell 2500™ Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Ariel ESG ETF (11/16/2021) 1,2	0.19%	-0.11%
S&P 500 ® Index 3	8.25%	7.14%
Russell 2500 TM Index	-3.11%	-1.51%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (11/16/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2500™ Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad
measure of market performance.The Russell 2500™ Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Nov. 16, 2021
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 23,618,000
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 140,957
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$23,618
Number of Holdings	59
Portfolio Turnover Rate (excludes in-kind transactions)	15%
Advisory Fees Paid by the Fund	$140,957
Weighted Average Market Cap (millions)	$21,825
Price/Earnings Ratio (P/E)	20.6
Price/Book Ratio (P/B)	2.2
Dividends Received Deduction	100.00%
Qualified Dividend Income	$94,486

Holdings [Text Block]
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Crypto Thematic ETF
Shareholder Report [Line Items]
Fund Name	Schwab Crypto Thematic ETF
Class Name	Schwab Crypto Thematic ETF
Trading Symbol	STCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Crypto Thematic ETF	$27	0.30%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the fund’s NAV return was -17.81% (for an explanation of NAV returns, please refer to footnote 3 on the following page). The MCSI ACWI Index (Net)
1
, which serves as the fund’s regulatory index and
provides a broad measure of market performance, returned 7.15%. The fund generally invests in securities that are included in the
Schwab Crypto Thematic Index
®
(Net)
1
which returned -17.90% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Class A holdings of MicroStrategy, Inc.
■

Class A holdings of Robinhood Markets, Inc.
Top detractors from total return:
■

IREN Ltd.
■

Cleanspark, Inc.

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 4, 2022 - March 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/04/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Schwab Crypto Thematic Index
®
(Net) to the MSCI ACWI Index (Net). The MSCI ACWI
Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index
®
(Net). The
fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Crypto Thematic ETF ( 08/04/2022 ) 1,3	-17.81%	11.51%
MSCI ACWI Index (Net) 2,4	7.15%	12.00%
Schwab Crypto Thematic Index ® (Net) 2	-17.90%	11.49%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/04/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Schwab Crypto Thematic Index
®
(Net) to the MSCI ACWI Index (Net). The MSCI ACWI
Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index
®
(Net). The
fund does not seek to track the regulatory index.

Performance Inception Date	Aug. 04, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 84,864,000
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 194,295
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$ 84,864
Number of Holdings (excludes derivatives)	36
Portfolio Turnover Rate (excludes in-kind transactions)	60%
Advisory Fees Paid by the Fund	$ 194,295
Weighted Average Market Cap (millions)	$49,199
Price/Earnings Ratio (P/E)	11.8
Price/Book Ratio (P/B)	1.5
Dividends Received Deduction	20.58%
Qualified Dividend Income	$233,481

Holdings [Text Block]
Industry Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.